Debt securities in issue	12 Months Ended
Dec. 31, 2018
Disclosure of debt instruments [abstract]
Debt securities in issue

18 Debt securities in issue

Debt securities in issue relate to debentures and other issued debt securities with either fixed interest rates or interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by ING Group, except for subordinated items. Debt securities in issue do not include debt securities presented as Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued on terms other than those available in the normal course of business. The maturities of the debt securities are as follows:

Debt securities in issue – maturities
	2018	2017
Fixed rate debt securities
Within 1 year	32,626	29,296
More than 1 year but less than 2 years	7,766	7,084
More than 2 years but less than 3 years	10,267	7,629
More than 3 years but less than 4 years	8,228	8,369
More than 4 years but less than 5 years	6,288	5,411
More than 5 years	20,321	9,159
Total fixed rate debt securities	85,496	66,948

Floating rate debt securities
Within 1 year	22,684	15,091
More than 1 year but less than 2 years	4,134	3,932
More than 2 years but less than 3 years	1,587	1,341
More than 3 years but less than 4 years	1,234	278
More than 4 years but less than 5 years	1,563	3,673
More than 5 years	3,053	4,823
Total floating rate debt securities	34,255	29,138

Total debt securities¹	119,751	96,086
¹Per 1 January 2018 the debt securities in issue includes accrued interest (EUR 0.7 billion), reference is made to Note 1 'Accounting policies'

In 2018, the increase in Debt securities in issue of EUR 22.9 billion is mainly attributable to an increase in commercial paper of EUR 12.9 billion, long term maturity bonds of EUR 9.7 billion, certificates of deposit of EUR 1.7 billion and covered bonds of EUR 0.9 billion, partially offset by a decrease in other Debt securities in issue of EUR 2.3 billion.